Organization and Nature of Business	9 Months Ended
Sep. 30, 2011
ORGANIZATION
ORGANIZATION

Note 1 - Organization and Nature of Business

TK Star Design, Inc. ("PUBCO" or the "Company"), a publicly traded company, was incorporated under the laws of the State of Nevada on November 3, 2008. TK Star is a reporting company pursuant to the Securities Exchange Act of 1934 and its shares are currently quoted on the OTCQB and OTC Bulletin Board. The primary business of TK Star Design is to repair, maintain and service metal gym and heavy duty weight equipment for commercial gyms and health club facilities located in the Metropolitan New York Area

On July 20, 2011, PUBCO entered into a Share Exchange Agreement with the shareholders of Phoenix International. Pursuant to the terms of the Share Exchange Agreement, PUBCO agreed to acquire all of the issued and outstanding shares of Phoenix International from the Phoenix International Shareholders in exchange for the issuance by PUBCO to the Phoenix International Shareholders of an aggregate of 36,351,500 newly-issued shares of common stock of PUBCO, $ 0.001 par value per share (the "Share Exchange"), which, upon completion of the transactions contemplated by the Share Exchange Agreement, constitutes a controlling majority of PUBCO's issued and outstanding shares of common stock. Upon the closing of the share exchange transaction, Phoenix International became the wholly owned subsidiary of PUBCO and PUBCO ceased the business of repairing, maintaining and servicing metal gym and heavy duty weight equipment, and became engaged in the advertising and brand name development business in China through Phoenix International and its subsidiary and affiliated companies in China.

Phoenix International (China) Limited ("Phoenix International") was incorporated on October 19, 2009 under the laws of Hong Kong, the People's Republic of China ("PRC"). On June 7, 2010, Phoenix International invested 100% in Hunan Beiwei International Media Consulting Co., Ltd., a wholly foreign-owned enterprise ("WFOE") in the county of Changsha, Hunan Province, PRC under the corporate laws of PRC.

On June 15, 2010, the WFOE entered into a series of agreements, the purpose of which was to restructure Changsha Zhongte Trade Advertising Co., Ltd., ("Zhongte"), Changsha North Latitude 30 Cultural Communications Co., Ltd. ("North Latitude") and Changsha Beichen Cultural Communications Co., Ltd ("Beichen") in accordance with PRC law such that it could seek capital and grow its business (the "Restructuring"). Zhongte, North Latitude and Beichen were formed on September 27, 2002, August 26, 2003 and June 3, 2008, respectively, in the city of Changsha, Hunan Province, PRC under the corporate laws of PRC. The Agreements, including but not limited to, a Consulting Services Agreement and an Operating Agreement, provide that all business revenues of Zhongte, North Latitude and Beichen will be directed in full by Zhongte, North Latitude and Beichen into bank accounts nominated by the WFOE, and the WFOE agrees to, as the guarantor for Zhongte, North Latitude and Beichen in the contracts, agreements or transactions in connection with Zhongte's, North Latitude's and Beichen's operations with any other third party, provide full guarantee for the performance of such contracts, agreements or transactions. As a result of the above-described agreements, Zhongte, North Latitude, and Beichen became the WFOE's Variable Interest Entities as defined in FASB ASC 810 (formerly FIN-46R).